SHARE-BASED COMPENSATION - Additional Information (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 18, 2019 shares	Sep. 01, 2018 shares	Dec. 15, 2017	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥) shares	Aug. 31, 2018 CNY (¥) shares	Dec. 31, 2017 shares
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						2,712,138	845,000
Fair value of shares , vested | ¥				¥ 32,851		¥ 32,276	¥ 3,712
Unrecognized compensation expense | ¥				¥ 4,098		¥ 91,147	31,586
Unvested share options expense expected to recognize, weighted average vesting period (in years)				1 year 4 months 20 days	1 year 4 months 20 days	2 years 11 months 8 days
Employee stock option
SHARE-BASED COMPENSATION
Share based compensation | ¥				¥ (10,631)		¥ 51,664	¥ 29,061
Reversal of share-based compensation | $					$ 34,252
School Principals And Management Team Members | Minimum
SHARE-BASED COMPENSATION
Share based compensation , post vesting forfeiture rate			0.00%
School Principals And Management Team Members | Maximum
SHARE-BASED COMPENSATION
Share based compensation , post vesting forfeiture rate			15.00%
2017 Plan | Class A Ordinary Shares | School Principals And Management Team Members
SHARE-BASED COMPENSATION
Aggregate maximum number of shares provided								845,000
2017 Plan | Class A Ordinary Shares | School Principals And Management Team Members | Minimum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period								3 years
2017 Plan | Class A Ordinary Shares | School Principals And Management Team Members | Maximum
SHARE-BASED COMPENSATION
Share based compensation, option vesting period								5 years
2017 Plan | Class A Ordinary Shares | Management of Can-achieve
SHARE-BASED COMPENSATION
Share based compensation, option vesting period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		167,138
Share based compensation, vesting of options suspension, threshold period for authorized leave of absence, maximum		90 days
2017 Plan | Class A Ordinary Shares | Member of senior management
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,545,000
Share based compensation, vesting of options suspension, threshold period for authorized leave of absence, maximum	90 days
2017 Plan | Class A Ordinary Shares | Member of senior management | Tranche one
SHARE-BASED COMPENSATION
Share based compensation, vested and exercisable on grant date (as a percentage)	1.00%
2017 Plan | Class A Ordinary Shares | Member of senior management | Maximum | Tranche two
SHARE-BASED COMPENSATION
Share based compensation, option vesting period	6 years